Joint Venture	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Southern Airways Corporation
Schedule of Equity Method Investments [Line Items]
Joint Venture
Note 5. Joint Venture
During the quarter ended June 30, 2022, the Company acquired a 50% membership interest in Mariana Southern Airways LLC (“Marianas”) for the purposes of providing inter-island air flight services for the transportation of passengers and cargo throughout the Mariana Islands. On July 1, 2022, the Company executed an airline services agreement with Marianas to provide regular scheduled air transportation service. Based on the substantial services that the Company provided, as well as the power to direct operations, per the airline services agreement, the Company determined it was the primary beneficiary of Marianas. The Company had the power to direct the commercial and operating activities of Marianas and had the obligation to absorb losses and the right to receive substantially all of the benefits from Marianas as of the agreement execution date of July 1, 2022. As the primary beneficiary, the Company consolidated the assets and liabilities of Marianas in its Condensed Consolidated Balance Sheet as of December 31, 2022, recorded the operational results of Marianas in the Condensed Consolidated Statement of Operations through March 31, 2023 and recorded noncontrolling interest for the 50% interest attributable to MP Enterprises, LLC (the “JV partner”) as of March 31, 2023 and December 31, 2022. Intercompany transactions between the Company and Marianas were eliminated upon consolidation.
On February 21, 2023, the Office of the Governor of the CNMI issued a letter to Marianas terminating the Incentive Agreement between Marianas and the CNMI government. The Incentive Agreement had approximately twelve months remaining in duration.
On April 1, 2023, the airline services agreement between Marianas and the Company was terminated, and Marianas airline operations ceased, as a result of the CNMI government terminating the Incentive Agreement. With the termination of the airline services agreement and ceasing Marianas operations, the Company determined that it is no longer the primary beneficiary of Marianas, which resulted in the deconsolidation of Marianas during the three months ended June 30, 2023.
The Company deconsolidated $0.1 million of current assets consisting of cash, spare parts and prepaid expenses; $0.3 million of long-term assets consisting of property, plant and equipment and security deposit; and $1.5 million of current liabilities consisting of $0.1 million in payroll liabilities, $0.6 million of deferred incentive income, and $0.8 million of amounts due to the JV partner for expenses paid by the JV partner on behalf of Marianas.
The investment in the unconsolidated entity in Marianas was $0 at June 30, 2023 and is accounted for under the equity method.
The Company has an accrued liability of $0.6 million due to the JV partner as of June 30, 2023 related to capital contributions provided for an aircraft used in Marianas operations.
During the three months ended June 30, 2023, the Company incurred costs of $0.3 million related to the winding down of operations of Marianas including hangar rent, employee salaries and aircraft carrying costs, which were shared equally by the Company and the JV partner. The Company recorded its share of these costs as operating expenses on the Condensed Consolidated Statements of Operations. The remaining costs attributable to the JV partner was recorded as a reduction in the amount due to the JV partner. As of June 30, 2023, the amount due to JV Partner totaled $0.4 million in Other Current Liabilities in the accompanying Condensed Consolidated Balance Sheets (See Note 9,
Other Current Liability
).

Note 5. Joint Venture
During the second quarter of 2022, the Company acquired a 50% membership interest in Mariana Southern Airways LLC (“Marianas”) for the purposes of providing inter-island air flight services for the transportation of passengers and good throughout the Mariana Islands. On July 1, 2022 the Company executed an airline services agreement with Marianas to provide regular scheduled air transportation service. Based on the substantial services that the Company provides, as well as the power to direct operations, per the airline services agreement, the Company has determined it is the primary beneficiary of Marianas. The Company has the power to direct the commercial and operating activities of Marianas and has the obligation to absorb losses and right to receive substantially all of the benefits from Marianas as of the agreement execution date of July 1, 2022. As the primary beneficiary, the Company consolidates the assets and liabilities of Marianas in its Consolidated Balance Sheet as of December 31, 2022, records the operational results of Marianas in the Consolidated Statement of Operations since the inception date through December 31, 2022, and records noncontrolling interest for the 50% interest attributable to MP Enterprises, LLC (the “JV partner”). Intercompany transactions between the Company and Marianas have been eliminated upon consolidation.
Asset and liabilities related to Marianas are presented below:

December 31, 2022
ASSETS
Cash	$8
Prepaid expenses and other current assets	380

Total current assets	388
Property and equipment, net	337
Other assets	6

Total assets	$731

LIABILITIES
Current liabilities
Accounts payable	$24
Due to MP Enterprises, LLC	984
Accrued salaries wages and benefits	42
Current deferred incentive income	678

Total current liabilities	1,728
Noncurrent liabilities
Noncurrent deferred incentive income	357

Total noncurrent liabilities	357

Total liabilities	$2,085

The government of the CNMI provided incentives to Marianas, pursuant to the Incentive Agreement in order to help mitigate the associated start-up
costs, including $1.5 million in American Rescue Plan Act (ARPA)-sourced funding to cover the acquisition or mobilization of aircraft, fuel, and equipment; staffing; flight crews; training; travel costs; consultants; real estate and other costs; an
18-month
per-flight
subsidy consisting of payments up to a total of $6.5 million by CNMI to Marianas based on various flight/departure target volumes; and a Corporate Discount Program for official CNMI government travel.
In the first quarter of 2022, Marianas received $1.5 million pursuant to the Incentive Agreement for reimbursement of qualified start-up
costs, including the costs to purchase aircraft and other capital assets. All costs incurred and recorded by Marianas before the Company’s involvement are qualified for reimbursement from CNMI (“Qualified start-up
costs”). Qualified
start-up
costs incurred from the inception of Marianas to the execution of the airline services agreement on July 1, 2022 of $483 thousand was recognized as other income prior to the Company becoming the primary beneficiary of the Joint Venture with Marianas. The remaining $1.0 million was used to cover a portion of the purchase price of an aircraft.
The Company has purchased three aircraft for use in Marianas operations for which it has sole title (See Note 7,
Property and Equipment, net
). The first aircraft was purchased for $2.8 million, paid with the above mentioned $1.0 million incentive and $1.8 million was financed with a ten-year
promissory note with the aircraft manufacturer, Tecnam. The second aircraft was purchased for $2.8 million, paid by $800 thousand in cash ($250 thousand from the Company, $200 thousand from Marianas, and $350 thousand from the JV partner) and financed by a $2.0 million ten-year
promissory note with Tecnam. The third aircraft was purchased for $2.9 million financed by a $2.9 million five-year promissory note with Clarus Capital (See Note 12,
Long-Term Debt, Net
).
The Company classified the above mentioned $1.0 million incentive as deferred incentive income, which is included in the other current liabilities and other noncurrent liabilities on the Consolidated Balance Sheets. The Company recognizes the deferred incentive income ratably throughout the Incentive Agreement period. For the year ended December 31, 2022, the Company has recognized approximately $282 thousand of incentive income that is included in Other Income, net in the accompanying Consolidated Statements of Operations. As of December 31, 2022, the Company recorded the remaining $735 thousand as deferred incentive income, of which $678 thousand is included in other current liabilities and $57 thousand is included in other noncurrent liabilities in the accompanying Consolidated Balance Sheets.
As of December 31, 2022, Marianas also received an additional advance to be applied against future per-flight
subsidies of $750 thousand. Due to the early termination of the Incentive Agreement on February 21, 2023, the Company presents the additional advance net of accounts receivable as other noncurrent liabilities of $300 thousand on the Consolidated Balance Sheets (See Note 21,
Subsequent Events
). Marianas expects to recognize the $300 thousand in revenue during 2023.